Fair Value Measurement	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurement

21.    FAIR VALUE MEASUREMENT

ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and Liabilities Measured or Disclosed at Fair Value

In accordance with ASC 820, the Company measures available-for-sale investments at fair value on a recurring basis. The fair values of the Company’s held-to-maturity investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s long-term available-for-sale debt investment is measured using the market approach. The fair values of the Company’s available-for-sale equity investments in the equity securities of publicly listed companies are measured using quoted market prices.

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

The fair value of the long-term notes payable is disclosed using quoted market price.

Assets and liabilities measured or disclosed at fair value are summarized below:

	Total fair value at December 31, 2013	Fair value measurement or disclosure at December 31, 2013 using
		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	2,955,924		2,955,924
Money market fund	689,254	689,254
Short-term investments Held-to-maturity investments
Fixed-rate investments	19,370,067		19,370,067
Long-term notes payable	14,797,937	14,797,937

Fair value measurement

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	7,627,958		7,627,958
Adjustable-rate debt investments	514,433		514,433
Equity investment	1,253,120	1,253,120

Non-recurring
Long-term investments	—			—	(17,521)
Fixed assets	—			—	(2,057)
Intangible assets	—			—	(4,619)

Total assets measured at fair value	9,395,511	1,253,120	8,142,391	—	(24,197)

The Company has no assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013.

As of December 31, 2013, certain fixed assets (Note 7), intangible assets (Note 8), cost method investments (Note 4) and equity method investments (Note 4) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended.

	Total fair value at December 31, 2014		Fair value measurement or disclosure at December 31, 2014 using
			Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	1,746,888	281,547		1,746,888
Money market fund	755,095	121,699	755,095
Short-term investments Held-to-maturity investments
Fixed-rate investments	38,248,723	6,164,575		38,248,723
Adjustable-rate investments	59,519	9,593		59,519
Long-term investments Held-to-maturity investments
Fixed-rate investments	531,318	85,633		531,318
Long-term notes payable	21,811,666	3,515,403	21,811,666

Fair value measurement

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	2,865,096	461,770		2,865,096
Adjustable-rate debt investments	1,568,543	252,803		1,568,543
Equity investments	1,164,714	187,718	1,164,714
Long-term investments Available-for-sale investments
Debt investment	272,680	43,948			272,680
Equity investment	115,921	18,683	115,921

Non-recurring
Long-term investments	—	—			—	(93,424)	(15,057)
Intangible assets	—	—			—	(1,625)	(262)

Total assets measured at fair value	5,986,954	964,922	1,280,635	4,433,639	272,680	(95,049)	(15,319)

As of December 31, 2014, long-term available-for-sale debt investment was measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

As of December 31, 2014, certain intangible assets (Note 8) and equity method investments (Note 4) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended.

The following table presents a reconciliation of long-term available-for-sale debt investment at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Long-term available-for- sale debt investment
	RMB	US$
	(In thousands)
Balance as of January 1, 2014	—	—
Recognized during the period	272,680	43,948
Realized or unrealized gain (loss)	—	—
Settlement	—	—

Balance as of December 31, 2014	272,680	43,948